Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2020
Schedule of Other Current Liabilities [Abstract]
Employees and payroll accruals		$ 465	$ 279
Accrued expenses	[1]	212	179
Total other current liabilities		$ 677	$ 458	$ 357

[1]	Including interest accrued on IBI Loan amounted to $4 and $7 as of December 31, 2024 and 2023, respectively. See also Note 12 below.